BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 . USD 5,000 $ 5,059,393
BMW Vehicle Lease Trust, Series 2023-1,
Class A2, 5.27%, 02/25/25 .......... 1,505 1,502,214
BMW Vehicle Owner Trust, Series 2022-A,
Class A2A, 2.52%, 12/26/24 ......... 3,178 3,151,230
Carmax Auto Owner Trust
Series 2022-4, Class A2A, 5.34%, 12/15/25 4,509 4,502,264
Series 2023-1, Class A2A, 5.23%, 01/15/26 4,800 4,789,997
Series 2023-2, Class A2B, (SOFR 30 Day
Average + 0.85%), 5.65%, 06/15/26
(a)
. 4,295 4,294,997
Chase Issuance Trust, Series 2022-A1, Class
A, 3.97%, 09/15/27 ............... 4,700 4,641,843
CNH Equipment Trust, Series 2023-A, Class
A2, 5.34%, 09/15/26 .............. 2,132 2,133,332
Ford Credit Auto Lease Trust, Series 2023-A,
Class A2A, 5.19%, 06/15/25 ......... 1,039 1,037,004
Ford Credit Auto Owner Trust
Series 2022-A, Class A2, 0.73%, 09/15/24 1,289 1,280,689
Series 2022-B, Class A2A, 3.44%, 02/15/25 2,449 2,429,942
Hyundai Auto Lease Securitization Trust
(b)
Series 2022-B, Class A2A, 2.75%, 10/15/24 4,928 4,880,482
Series 2022-C, Class A2A, 4.34%, 01/15/25 741 736,225
Series 2023-A, Class A2A, 5.20%, 04/15/25 2,775 2,770,158
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 08/15/25 3,540 3,518,331
Series 2023-A,  (SOFR 30 Day Average +
0.65%), 5.47%, 02/17/26
(a)
........ 5,637 5,638,142
Toyota Auto Receivables Owner Trust, Series
2022-B, Class A2A, 2.35%, 01/15/25 ... 2,396 2,375,062
Total Asset-Backed Securities — 3.5%
(Cost: $54,909,569) .............................. 54,741,305
Corporate Bonds
Aerospace & Defense — 0.2%
Lockheed Martin Corp., 4.95%, 10/15/25 .. 2,220 2,257,240
Raytheon Technologies Corp., 5.00%, 02/27/26 1,595 1,621,909
3,879,149
Automobiles — 3.6%
(b)
BMW US Capital LLC
0.80%, 04/01/24 ................. 2,680 2,580,316
(SOFR Index + 0.53%), 5.35%, 04/01/24
(a)
15,615 15,571,809
(SOFR Index + 0.38%), 5.23%, 08/12/24
(a)
17,735 17,633,922
Mercedes-Benz Finance North America LLC,
0.75%, 03/01/24 ................ 16,690 16,090,646
Volkswagen Group of America Finance LLC,
(1-Day SOFR + 0.95%), 5.78%, 06/07/24
(a)
5,140 5,150,110
57,026,803
Banks — 13.0%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ 3,245 3,273,268
Banco Santander SA
3.89%, 05/24/24 ................. 6,800 6,677,363
0.70%, 06/30/24
(a)
................ 6,800 6,736,107
Bank of America Corp., (1-Day SOFR + 0.41%),
0.52%, 06/14/24
(a)
............... 15,915 15,820,149
Banque Federative du Credit Mutuel SA,
4.94%, 01/26/26
(b)
............... 4,800 4,786,050
Citigroup, Inc., (1-Day SOFR + 1.37%), 4.14%,
05/24/25
(a)
.................... 2,025 2,000,228
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 6,021,681
HSBC Holdings plc, 1.16%, 11/22/24
(a)
.... 3,785 3,682,786
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co., (1-Day SOFR +
0.98%), 3.85%, 06/14/25
(a)
.......... USD 6,600 $ 6,479,663
KeyBank NA
(SOFR Index + 0.32%), 0.43%, 06/14/24
(a)
6,000 5,870,478
(SOFR Index + 0.32%), 5.15%, 06/14/24
(a)
14,355 14,055,153
4.15%, 08/08/25 ................. 2,050 1,962,722
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79%,
07/18/25 .................... 9,410 9,325,165
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.06%,
09/12/25 .................... 5,895 5,864,763
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72%,
02/20/26 .................... 3,600 3,618,867
Nordea Bank Abp
(b)
1.00%, 06/09/23 ................. 4,255 4,234,661
3.60%, 06/06/25 ................. 4,425 4,287,142
4.75%, 09/22/25 ................. 6,100 6,062,816
PNC Financial Services Group, Inc. (The),
(SOFR Index + 1.09%), 5.67%, 10/28/25
(a)
5,450 5,457,989
Societe Generale SA, 4.35%, 06/13/25
(b)
... 5,000 4,890,854
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24 ................. 3,380 3,269,520
5.46%, 01/13/26 ................. 4,800 4,850,442
Sumitomo Mitsui Trust Bank Ltd.
(b)
0.80%, 09/12/23 ................. 11,306 11,119,723
0.80%, 09/16/24 ................. 8,000 7,541,289
(1-Day SOFR + 0.44%), 5.27%, 09/16/24
(a)
10,000 9,938,134
Svenska Handelsbanken AB, 3.65%, 06/10/25
(b)
6,600 6,407,253
Swedbank AB, 0.60%, 09/25/23
(b)
....... 4,000 3,919,048
Truist Bank, (1-Day SOFR + 0.20%), 5.01%,
01/17/24
(a)
.................... 20,000 19,764,087
Westpac Banking Corp.
5.35%, 10/18/24 ................. 5,500 5,548,228
1.02%, 11/18/24 ................. 2,395 2,262,690
(1-Day SOFR + 0.30%), 5.14%, 11/18/24
(a)
8,985 8,943,925
204,672,244
Beverages — 1.8%
Coca-Cola Europacific Partners plc, 0.50%,
05/05/23
(b)
.................... 28,000 27,988,517
Broadline Retail — 0.4%
eBay, Inc., 5.90%, 11/22/25 ........... 5,500 5,654,724
Capital Markets — 6.9%
Bank of New York Mellon Corp. (The), (1-Day
SOFR + 0.57%), 3.43%, 06/13/25
(a)
.... 6,600 6,462,368
Credit Suisse AG
1.00%, 05/05/23 ................. 5,000 4,987,500
0.50%, 02/02/24 ................. 2,670 2,515,327
(SOFR Index + 0.39%), 5.07%, 02/02/24
(a)
15,000 14,520,110
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 9,000 8,714,453
Series E, (1-Day SOFR + 0.50%), 5.36%,
11/08/23
(a)
................... 13,175 13,055,891
4.16%, 05/13/25 ................. 3,900 3,764,728
Goldman Sachs Group, Inc. (The), 1.22%,
12/06/23 ..................... 4,000 3,905,952
Morgan Stanley
(a)
(1-Day SOFR + 0.47%), 5.33%, 11/10/23 15,000 14,982,114
(1-Day SOFR + 0.46%), 5.26%, 01/25/24 8,000 7,992,160
UBS AG
(b)
(1-Day SOFR + 0.32%), 5.17%, 06/01/23
(a)
7,525 7,524,908
(1-Day SOFR + 0.36%), 5.22%, 02/09/24
(a)
5,000 4,984,419

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
0.70%, 08/09/24 ................. USD 3,680 $ 3,454,054
(1-Day SOFR + 0.45%), 5.31%, 08/09/24
(a)
6,775 6,733,300
1.38%, 01/13/25 ................. 4,430 4,115,681
107,712,965
Chemicals — 0.3%
Ecolab, Inc., 0.90%, 12/15/23 ......... 2,695 2,626,156
Sherwin-Williams Co. (The), 4.05%, 08/08/24 2,775 2,739,533
5,365,689
Consumer Finance — 4.0%
American Express Co., 3.38%, 05/03/24 ... 2,695 2,644,783
American Honda Finance Corp.
0.88%, 07/07/23 ................. 838 831,549
(3-mo. LIBOR USD + 0.42%), 5.43%,
09/08/23
(a)
................... 5,790 5,781,971
0.75%, 08/09/24 ................. 2,040 1,935,510
Capital One Financial Corp., (1-Day SOFR +
1.37%), 4.17%, 05/09/25
(a)
.......... 6,800 6,621,160
Caterpillar Financial Services Corp.
0.60%, 09/13/24 ................. 6,730 6,383,934
(1-Day SOFR + 0.27%), 5.10%, 09/13/24
(a)
12,325 12,268,673
Hyundai Capital Services, Inc., 0.75%,
09/15/23
(b)
.................... 15,000 14,718,087
John Deere Capital Corp., 3.40%, 06/06/25 . 4,310 4,225,615
PACCAR Financial Corp., 3.15%, 06/13/24 . 2,955 2,904,113
Toyota Motor Credit Corp., 4.40%, 09/20/24 . 5,000 4,985,715
63,301,110
Consumer Staples Distribution & Retail — 0.4%
Walmart, Inc., 3.90%, 09/09/25 ........ 7,000 6,958,486
Diversified Telecommunication Services — 1.8%
Bell Telephone Co. of Canada, Series US-3,
0.75%, 03/17/24 ................ 8,000 7,664,769
Verizon Communications, Inc.
0.75%, 03/22/24 ................. 3,325 3,201,206
(SOFR Index + 0.50%), 5.34%, 03/22/24
(a)
16,955 16,939,258
27,805,233
Electric Utilities — 4.1%
Duke Energy Corp., (1-Day SOFR + 0.25%),
5.09%, 06/10/23
(a)
............... 13,375 13,372,844
Eversource Energy, Series T, (SOFR Index +
0.25%), 5.11%, 08/15/23
(a)
.......... 19,015 18,997,314
Florida Power & Light Co.
(a)
(SOFR Index + 0.25%), 5.11%, 05/10/23 5,120 5,119,001
(SOFR Index + 0.38%), 5.20%, 01/12/24 2,505 2,494,954
NextEra Energy Capital Holdings, Inc.
(SOFR Index + 0.40%), 5.26%, 11/03/23
(a)
20,000 19,949,486
6.05%, 03/01/25 ................. 915 930,213
Wisconsin Public Service Corp., 5.35%,
11/10/25 ..................... 2,720 2,767,033
63,630,845
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 4.75%, 03/30/26 ....... 750 754,079
Financial Services — 2.2%
LSEGA Financing plc, 0.65%, 04/06/24
(b)
.. 3,120 2,972,322
National Rural Utilities Cooperative Finance
Corp., Series D, (1-Day SOFR + 0.33%),
5.14%, 10/18/24
(a)
............... 5,000 4,949,460
Nationwide Building Society, 0.55%, 01/22/24
(b)
1,520 1,461,591
NTT Finance Corp.
(b)
0.58%, 03/01/24 ................. 6,005 5,783,462
4.14%, 07/26/24 ................. 1,120 1,110,076
Security
Par (000)
Par (000) Value
Financial Services (continued)
Siemens Financieringsmaatschappij NV, (1-Day
SOFR + 0.43%), 5.26%, 03/11/24
(a)(b)
... USD 18,980 $ 18,965,757
35,242,668
Food Products — 2.2%
Cargill, Inc., 4.88%, 10/10/25
(b)
......... 5,185 5,222,386
Hormel Foods Corp., 0.65%, 06/03/24 .... 5,565 5,319,319
Nestle Holdings, Inc.
(b)
0.61%, 09/14/24 ................. 15,000 14,183,014
4.00%, 09/12/25 ................. 6,200 6,163,632
Unilever Capital Corp., 0.63%, 08/12/24 ... 4,635 4,390,786
35,279,137
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.
0.55%, 05/15/24 ................. 8,030 7,684,664
5.00%, 10/15/24 ................. 6,000 6,031,997
13,716,661
Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp., (SOFR Index + 0.42%),
5.27%, 02/14/24
(a)
............... 3,490 3,487,950
Insurance — 4.0%
(b)
Brighthouse Financial Global Funding, 1.20%,
12/15/23 ..................... 5,000 4,850,166
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,199,817
Metropolitan Life Global Funding I, (1-Day
SOFR + 0.32%), 5.13%, 01/07/24
(a)
.... 20,000 19,949,626
New York Life Global Funding
3.15%, 06/06/24 ................. 3,360 3,297,147
(SOFR Index + 0.43%), 5.26%, 06/06/24
(a)
3,655 3,644,459
3.60%, 08/05/25 ................. 6,200 6,034,292
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ..................... 6,400 6,290,690
Principal Life Global Funding II
0.75%, 08/23/24 ................. 705 664,480
(1-Day SOFR + 0.38%), 5.22%, 08/23/24
(a)
680 676,364
Protective Life Global Funding
0.63%, 10/13/23 ................. 5,670 5,540,054
0.47%, 01/12/24 ................. 10,000 9,635,402
62,782,497
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc., (SOFR Index +
0.53%), 5.34%, 10/18/24
(a)
.......... 7,495 7,493,187
Machinery — 0.2%
Daimler Truck Finance North America LLC,
5.20%, 01/17/25
(b)
............... 2,545 2,552,822
Media — 0.1%
Comcast Corp., 5.25%, 11/07/25 ....... 1,000 1,020,644
Multi-Utilities — 2.4%
Dominion Energy, Inc., Series D, (3-mo. LIBOR
USD + 0.53%), 5.40%, 09/15/23
(a)
..... 34,725 34,695,382
WEC Energy Group, Inc., 5.00%, 09/27/25 . 2,560 2,573,587
37,268,969
Oil, Gas & Consumable Fuels — 4.1%
Chevron USA, Inc., (3-mo. LIBOR USD +
0.20%), 5.07%, 08/11/23
(a)
.......... 35,515 35,513,126
Enbridge, Inc.
0.55%, 10/04/23 ................. 1,890 1,849,083
(SOFR Index + 0.63%), 5.49%, 02/16/24
(a)
5,520 5,504,863
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 21,530,521
64,397,593

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.3%
Roche Holdings, Inc., (1-Day SOFR + 0.24%),
5.07%, 03/05/24
(a)(b)
.............. USD 5,370 $ 5,358,514
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., (1-Day SOFR + 0.25%),
5.07%, 10/01/24
(a)
............... 7,055 7,006,301
NVIDIA Corp., 0.58%, 06/14/24 ........ 4,000 3,826,017
10,832,318
Specialty Retail — 0.5%
Home Depot, Inc. (The), 4.00%, 09/15/25 .. 1,910 1,904,681
Lowe's Cos., Inc.
4.40%, 09/08/25 ................. 4,150 4,133,805
4.80%, 04/01/26 ................. 1,760 1,772,629
7,811,115
Tobacco — 0.3%
Philip Morris International, Inc., 5.13%,
11/15/24 ..................... 5,000 5,031,183
Total Corporate Bonds — 55.2%
(Cost: $879,214,469) ............................. 867,025,102
Foreign Agency Obligations
Canada — 0.2%
CDP Financial, Inc., 4.50%
,
02/13/26
(b)
.... 2,523 2,545,153
Total Foreign Agency Obligations — 0.2%
(Cost: $2,517,508) .............................. 2,545,153
Municipal Bonds
Alabama — 0.1%
Alabama Federal Aid Highway Finance
Authority , Series 2021B, RB,
0.45%, 09/01/23 ................. 2,255 2,221,115
Arizona — 0.2%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates ,
Series 2021-MIZ9060TX, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
5.21%, 05/01/23
(b)(c)(d)
.............. 3,607 3,607,036
California — 0.0%
Port of Oakland , Series 2020R, RB,
0.82%, 05/01/23 ................. 400 399,841
Florida — 0.1%
County of Miami-Dade , Series 2021A, RB,
0.71%, 10/01/23 ................. 1,000 980,614
Illinois — 0.1%
State of Illinois , Series 2023A, GO,
5.25%, 05/01/25
(e)
................ 1,485 1,491,914
New York — 0.5%
Port Authority of New York & New Jersey ,
Series 2020AAA, RB, 1.09%, 07/01/23 .. 4,140 4,111,163
Taxable Municipal Funding Trust, Tender Option
Bond Trus t Receipts/Certificates
(b)(c)(d)
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 5.22%, 05/04/23 ........ 2,220 2,220,000
Series 2020-BTMFT-003, RB,
VRDN (Barclays Bank plc LOC),
5.22%, 05/04/23 ............... 900 900,000
7,231,163
Security
Par (000)
Par (000) Value
Other — 0.3%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9035, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
5.23%, 05/01/23
(b)(c)(d)
.............. USD 5,000 $ 5,000,000
Total Municipal Bonds — 1.3%
(Cost: $21,007,036) .............................. 20,931,683
Total Long-Term Investments — 60.2%
(Cost: $957,648,582) ............................. 945,243,243
Short-Term Securities
Certificates of Deposit — 8.2%
Domestic — 0.3%
Wells Fargo Bank NA, (1-Day SOFR + 0.50%),
5.31%, 01/22/24
(a)
................ 4,000 4,000,042
Yankee — 7.9%
(f)
Bank of Montreal, Chicago, 5.40%, 10/13/23 5,000 4,997,675
Bank of Nova Scotia (The), Houston, (1-Day
SOFR + 0.49%), 5.30%, 01/26/24
(a)
.... 8,000 7,999,083
Barclays Bank plc, New York, 5.55%, 02/07/24 4,600 4,601,251
Bayerische Landesbank, New York,
0.90%, 06/27/23 ................. 12,000 11,913,555
Canadian Imperial Bank of Commerce, New
York, 4.65%, 09/14/23 ............. 5,800 5,783,053
Cooperatieve Rabobank UA, New York,
5.18%, 02/01/24 ................. 5,000 4,987,785
Credit Suisse AG, New York, (SOFR Index +
0.54%), 5.36%, 01/19/24
(a)
.......... 3,000 2,946,695
Lloyds Bank Corporate Markets plc, New York,
5.24%, 10/12/23 ................. 5,000 4,993,155
National Australia Bank Ltd., New York, (1-Day
SOFR + 0.52%), 5.33%, 04/26/24
(a)
.... 3,970 3,969,651
Natixis SA, New York, 5.15%, 11/02/23 .... 2,000 1,996,711
Royal Bank of Canada, New York,
4.08%, 07/14/23 ................. 25,000 24,923,876
Standard Chartered Bank, New York
(a)
(1-Day SOFR + 0.35%), 5.15%, 05/01/23 10,000 10,000,000
(1-Day SOFR + 0.42%), 5.22%, 07/28/23 5,000 5,001,224
Svenska Handelsbanken AB, New York, (1-Day
SOFR + 0.35%), 5.15%, 10/25/23
(a)
.... 3,158 3,157,684
Toronto-Dominion Bank, New York
2.90%, 06/06/23 ................. 10,000 9,976,199
4.35%, 09/13/23 ................. 6,100 6,072,725
5.30%, 01/29/24
(a)
................ 5,000 4,999,531
Westpac Banking Corp., New York,
4.22%, 09/06/23 ................. 6,200 6,172,982
124,492,835
Total Certificates of Deposit — 8.2%
(Cost: $128,825,575) ............................. 128,492,877
Commercial Paper — 20.1%
Amcor Finance USA, Inc., 5.31%
,
05/30/23
(g)
11,100 11,046,177
Amcor Flexibles North America, Inc.
(g)
5.27%, 05/05/23 ................. 2,695 2,692,354
5.28%, 05/22/23 ................. 5,400 5,380,909
Ameren Corp., 5.12%
,
05/10/23
(g)
........ 2,500 2,495,768
Ameren Illinois Co., 5.27%
,
05/25/23
(g)
.... 8,565 8,531,462
American Electric Power Co., Inc.
(g)
5.22%, 05/03/23
(b)
................ 3,555 3,552,518
5.27%, 05/12/23 ................. 2,534 2,528,977

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
American Honda Finance Corp.
(g)
5.17%, 05/16/23 ................. USD 3,277 $ 3,268,816
5.30%, 06/06/23 ................. 3,818 3,796,330
Atlantic Asset Securitization LLC, 5.14%
,
07/12/23
(g)
..................... 6,123 6,056,731
Bank of Montreal, 2.80%
,
05/12/23 ....... 5,000 4,995,819
BASF SE
(b)(g)
5.28%, 06/30/23 ................. 6,860 6,799,399
5.57%, 10/02/23 ................. 17,500 17,090,012
Bell Canada Coupon STRIPS, 5.27%
,
05/02/23
(g)
..................... 3,750 3,747,897
DNB Bank ASA, 5.18%
,
08/18/23
(b)(g)
...... 12,540 12,343,217
Enbridge US, Inc., 5.16%
,
05/01/23
(g)
..... 5,018 5,015,817
Estee Lauder Cos., Inc. (The), 4.97%
,
05/15/23
(g)
..................... 7,500 7,482,632
Evergy Kansas Central, Inc., 4.98%
,
05/01/23
(g)
16,000 15,993,301
Evergy Missouri West, Inc., 5.29%
,
05/16/23
(b)(g)
5,637 5,622,527
Eversource Energy
(g)
5.27%, 05/04/23 ................. 836 835,296
5.17%, 05/11/23
(b)
................ 1,513 1,510,221
Fiserv, Inc., 5.28%
,
05/23/23
(g)
.......... 12,500 12,454,939
HSBC USA, Inc.
(g)
4.46%, 08/14/23 ................. 10,000 9,843,400
4.85%, 09/07/23 ................. 5,000 4,903,567
Hyundai Capital America, 5.35%
,
06/07/23
(b)(g)
1,774 1,763,606
John Deere Canada ULC, 5.03%
,
05/19/23
(b)(g)
12,800 12,763,622
Johnson & Johnson, 4.96%
,
05/12/23
(g)
.... 6,700 6,687,436
Korea Development Bank (The), 4.09%
,
05/26/23
(g)
..................... 5,000 4,980,746
Kreditanstalt fuer Wiederaufbau, 4.94%
,
05/30/23
(g)
..................... 5,000 4,978,062
LMA-Americas LLC, 5.00%
,
05/02/23
(g)
.... 3,000 2,998,391
Macquarie Bank Ltd., 5.55%
,
02/12/24
(g)
... 5,000 4,790,757
Marriott International, Inc., 5.17%
,
05/05/23
(g)
2,000 1,997,947
Mohawk Industries, Inc., 5.01%
,
05/04/23
(b)(g)
4,300 4,296,396
National Australia Bank Ltd., (1-Day SOFR +
0.35%), 5.16%
,
10/25/23
(a)(b)
......... 11,800 11,800,589
National Grid Holdings Ltd., 5.27%
,
05/26/23
(g)
3,250 3,236,777
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Nutrien Financial US LLC, 5.27%
,
05/18/23
(b)(g)
USD 5,000 $ 4,985,589
Nutrien Ltd.
(g)
5.25%, 05/08/23 ................. 4,915 4,908,083
5.30%, 05/16/23
(b)
................ 11,278 11,249,439
5.30%, 05/17/23
(b)
................ 7,967 7,945,694
Penske Truck Leasing Co. LP, 5.22%
,
05/04/23
(g)
..................... 9,000 8,992,337
PPG Industries, Inc., 5.18%
,
05/05/23
(b)(g)
... 12,354 12,341,917
RWE AG, 5.62%
,
05/02/23
(b)(g)
.......... 7,650 7,645,373
Salisbury Receivables Co. LLC, 5.13%
,
08/02/23
(b)(g)
.................... 10,000 9,864,800
Sherwin-Williams Co. (The), 5.22%
,
05/08/23
(g)
4,350 4,343,973
TransCanada PipeLines Ltd., 5.24%
,
05/18/23
(b)
(g)
........................... 4,460 4,447,227
Versailles Commercial Paper LLC, 5.20%
,
07/05/23
(b)(g)
.................... 7,500 7,426,688
Volvo Group Treasury US, Inc., 5.21%
,
05/08/23
(b)(g)
.................... 5,712 5,703,973
Vulcan Materials Co., 5.22%
,
05/09/23
(g)
... 8,461 8,447,507
Total Commercial Paper — 20.1%
(Cost: $316,754,073) ............................. 316,585,015
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.72%
(h)(i)
................. 157,075 157,075
Total Money Market Funds — 0.0%
(Cost: $157,075) ................................ 157,075
Total Repurchase Agreements — 11.3%
(Cost: $177,500,000) ............................. 177,500,000
Total Short-Term Securities — 39.6%
(Cost: $623,236,723) ............................. 622,734,967
Total Investments — 99.8%
(Cost: $1,580,885,305 ) ........................... 1,567,978,210
Other Assets Less Liabilities — 0.2% ................... 2,921,870
Net Assets — 100.0% ..............................
$ 1,570,900,080
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
When-issued security.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Rates are the current rate or a range of current rates as of period end.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 242,996 $ — $ (85,921)
(a)
$ — $ — $ 157,075 157,075 $ — $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.13%
(a)
04/28/23 06/05/23 $ 32,000 $ 32,000 $ 32,173,280
Corporate/Debt
Obligations, 0.00% to
5.72%, due 10/25/35 to
06/25/62 ......... $ 766,910,972 $ 34,240,000
5.31
(a)
04/28/23 07/05/23 5,000 5,000 5,050,150
Corporate/Debt
Obligations, 6.34% to
10.85%, due 10/15/29
to 11/28/30 ....... 7,205,111 5,750,001
$ – $ –
$ 37,000 $ 39,990,001
$ – $ –
BNP Paribas SA .... 5.18
(a)
04/28/23 08/04/23 25,000 25,000 25,352,528
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 1.75% to
15.00%, due 07/06/24
to 12/31/79 ....... 37,238,931 28,360,312
$ – $ –
Citigroup Global Markets,
Inc. ........... 5.12
(a)
04/28/23 07/02/23 16,000 16,000 16,147,911
Corporate/Debt
Obligations, 0.00% to
7.00%, due 07/30/23 to
07/31/57 ......... 18,299,833 16,837,021
5.14
(a)
04/28/23 08/01/23 6,000 6,000 6,081,383
Corporate/Debt
Obligations, 6.38% to
6.45%, due 07/20/34 6,741,135 6,636,793
$ – $ –
$ 22,000 $ 23,473,814
$ – $ –
Credit Suisse Securities
USA LLC ....... 5.41
(b)
04/28/23 05/05/23 10,000 10,000 10,010,519
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 1.05% to
6.66%, due 09/22/23 to
03/15/63 ......... 14,226,336 10,212,971
5.56
(b)
04/28/23 06/05/23 6,000 6,000 6,035,213
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.50% to
9.63%, due 06/20/25 to
01/18/82 ......... 352,403,098 6,518,398
5.56
(b)
04/28/23 06/13/23 5,000 5,000 5,035,522
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.16% to
15.50%, due 11/01/23
to 05/15/64 ....... 647,758,724 5,194,352
$ – $ –
$ 21,000 $ 21,925,721
$ – $ –
Goldman Sachs & Co.
LLC ........... 5.33
(a)
04/28/23 12/02/23 50,000 50,000 51,613,806
Corporate/Debt
Obligations, 0.00% to
12.90%, due 09/22/23
to 12/31/79 ....... 432,592,250 56,929,329
$ – $ –
Mizuho Securities USA
LLC ........... 5.26
(a)
04/28/23 06/05/23 3,500 3,500 3,519,433
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 3,807,100 3,570,043

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
5.36%
(a)
04/28/23 07/31/23 $ 19,000 $ 19,000 $ 19,265,916
Corporate/Debt
Obligations, 1.83% to
5.65%, due 04/30/31 to
07/25/58 ......... $ 22,505,003 $ 20,330,000
$ – $ –
$ 22,500 $ 23,900,043
$ – $ –
$ 177,500 $ 194,579,220
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 54,741,305 $ — $ 54,741,305
Corporate Bonds ........................................ — 867,025,102 — 867,025,102
Foreign Agency Obligations ................................. — 2,545,153 — 2,545,153
Municipal Bonds ......................................... — 20,931,683 — 20,931,683
Short-Term Securities
Certificates of Deposit ..................................... — 128,492,877 — 128,492,877
Commercial Paper ....................................... — 316,585,015 — 316,585,015
Money Market Funds ...................................... 157,075 — — 157,075
Repurchase Agreements ................................... — 177,500,000 — 177,500,000
$ 157,075 $ 1,567,821,135 $ — $ 1,567,978,210

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes